ORGANIZATION AND PRINCIPAL ACTIVITIES - Major subsidiaries and VIEs (Details) - Subsidiaries	Dec. 31, 2023
Ambow Education Inc.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of ownership	100.00%
Ambow BSC Inc
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of ownership	100.00%
Bay State College Inc
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of ownership	100.00%
Ambow NSAD Inc
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of ownership	100.00%
NewSchool of Architecture and Design, LLC ("NewSchool")
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of ownership	100.00%